Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2011 PositionsEliminated Facilities RetailMarketSegment UnionContract Votes Plants	Apr. 30, 2010	Apr. 30, 2009
Accounting Policies (Textuals)
Approximate percentage of net sales sold to Wal-Mart Stores, Inc. and subsidiaries	26.00%	27.00%	24.00%
Percentage of sales to be considered to determine major customers	10.00%
Number of U.S. retail market segments that contain major customer sales	3
Amount due from Wal-Mart Stores, Inc. and subsidiaries included in trade receivables	$ 87,623	$ 61,176
Company's total promotional expenditures, including amounts classified as a reduction of net sales, represented approximately in percentage of net sales	26.00%
Advertising Expense	115,066	130,583	77,363
Research and Development Costs	20,981	20,963	14,498
Requisite performance period for share based payments	1 year
Requisite service period for share based payments	4 year
Total unrecognized share-based compensation cost related to nonvested share-based awards	33,703
Weighted-average period of recognition	3
Actual tax deductible benefit realized from share-based compensation	7,310	3,005	2,353
Excess tax benefits realized upon exercise or vesting of share-based compensation	6,990	2,908	2,372
Allowance for doubtful accounts	1,882	1,521
Work-in-process	77,594	49,214
Maximum maturity period of short-term investments to be considered as cash equivalents	3 months
Rent expense	57,572	55,010	36,547
Fair value of available-for-sale marketable securities included in other current assets	18,600
Proceeds from available-for-sale marketable securities realized upon maturity or sale	57,100	13,519	3,013
Fair value of available-for-sale marketable securities included in other noncurrent assets	41,560	34,895
Unrealized gains included in accumulated other comprehensive income (loss) on other investments	2,817	693
Approximate percentage of Company's employees covered by union contracts	32.00%
Number of union contracts expiring in 2012	3
Facilities covered by union contracts	10
Increase (Decrease) in net provision for the allowance for doubtful accounts	361	(480)	1,091
Minimum operating lease obligations in 2012	26,110
Minimum operating lease obligations in 2013	21,887
Minimum operating lease obligations in 2014	18,956
Minimum operating lease obligations in 2015	14,121
Minimum operating lease obligations in 2016 and beyond	$ 22,565
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated minimum useful life of assets, in years	3
Estimated maximum useful life of assets, in years	20
Capitalized software costs [Member]
Property, Plant and Equipment [Line Items]
Estimated minimum useful life of assets, in years	3
Estimated maximum useful life of assets, in years	7
Buildings, fixtures, and improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated minimum useful life of assets, in years	5
Estimated maximum useful life of assets, in years	40